Common Stock and Warrants (Details - Outstanding Warrants) - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued		24,416,400
Broker warrants issued	[1]	519,160
Warrant outstanding at beginning, balance		9,623,510	0
Exercised		0	0
Issued		15,312,050	9,623,510
Expired		0	0
Warrant outstanding at ending, balance		24,935,560	9,623,510
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding at beginning, balance		6,423,810	0
Exercised		0	0
Issued		0	6,423,810
Expired		0	0
Warrant outstanding at ending, balance		6,423,810	6,423,810
Warrant 1 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding at beginning, balance		3,199,700	0
Exercised		0	0
Issued		0	3,199,700
Expired		0	0
Warrant outstanding at ending, balance		3,199,700	3,199,700
Warrant 2 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding at beginning, balance		0	0
Exercised		0	0
Issued		6,320,000	0
Expired		0	0
Warrant outstanding at ending, balance		6,320,000	0
Warrant 3 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding at beginning, balance		0	0
Exercised		0	0
Issued		5,651,750	0
Expired		0	0
Warrant outstanding at ending, balance		5,651,750	0
Warrant 4 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding at beginning, balance		0	0
Exercised		0	0
Issued		2,840,300	0
Expired		0	0
Warrant outstanding at ending, balance		2,840,300	0
Warrant 5 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding at beginning, balance		0	0
Exercised		0	0
Issued		500,000	0
Expired		0	0
Warrant outstanding at ending, balance		500,000	0
Warrant Issued [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued		6,250,000
Broker warrants issued	[1]	173,810
Issued date		May 21
Expiration date		May 24
Exercise price		$ 0.15
Warrant Issued 1 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued		3,108,700
Broker warrants issued	[1]	91,000
Issued date		Sep 21
Expiration date		May 24
Exercise price		$ 0.15
Warrant Issued 2 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued		6,250,000
Broker warrants issued	[1]	70,000
Issued date		Apr 22
Expiration date		Apr 25
Exercise price		$ 0.15
Warrant Issued 3 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued		5,547,500
Broker warrants issued	[1]	104,250
Issued date		Aug 22
Expiration date		Aug 24
Exercise price		$ 0.12
Warrant Issued 4 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued		2,760,200
Broker warrants issued	[1]	80,100
Issued date		Sep 22
Expiration date		Sep 24
Exercise price		$ 0.12
Warrant Issued 5 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued		500,000
Broker warrants issued	[1]	0
Issued date		Oct 22
Expiration date		Oct 24
Exercise price		$ 0.12

[1]	Broker warrants expire 24 months from issue date